Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	PACE® SELECT ADVISORS TRUST
Entity Central Index Key	0000930007
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 11, 2021
Document Effective Date	Jun. 11, 2021
Prospectus Date	Jun. 11, 2021
Class P2 Prospectus | PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PFPTX
Class P2 Prospectus | PACE Intermediate Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PIFTX
Class P2 Prospectus | PACE Strategic Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PSFTX
Class P2 Prospectus | PACE Municipal Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PMUTX
Class P2 Prospectus | PACE Global Fixed Income Investments | Class P2
Prospectus:
Trading Symbol	PGFTX
Class P2 Prospectus | PACE High Yield Investments | Class P2
Prospectus:
Trading Symbol	PHDTX
Class P2 Prospectus | PACE Large Co Value Equity Investments | Class P2
Prospectus:
Trading Symbol	PLVTX
Class P2 Prospectus | PACE Large Co Growth Equity Investments | Class P2
Prospectus:
Trading Symbol	PLATX
Class P2 Prospectus | PACE Small/Medium Co Value Equity Investments | Class P2
Prospectus:
Trading Symbol	PVETX
Class P2 Prospectus | PACE Small/Medium Co Growth Equity Investments | Class P2
Prospectus:
Trading Symbol	PUMTX
Class P2 Prospectus | PACE International Equity Investments | Class P2
Prospectus:
Trading Symbol	PWITX
Class P2 Prospectus | PACE International Emerging Markets Equity Investments | Class P2
Prospectus:
Trading Symbol	PWETX
Class P2 Prospectus | PACE Global Real Estate Securities Investments | Class P2
Prospectus:
Trading Symbol	PRPTX
Class P2 Prospectus | PACE Alternative Strategies Investments | Class P2
Prospectus:
Trading Symbol	PAPTX